Income taxes - Disclosure of detailed information about income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax on continuing operations
Expense for the year	$ 2,585	$ 1,150
Current income tax expense on continuing operations	2,585	1,150
Deferred income tax (Note 19 (b)) on continuing operations:
Origination and reversal of temporary differences	2,776	29,011
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	9,868	(367)
Adjustments in respect of prior years	(2,289)	(2,716)
Other	317	760
Deferred income tax expense on continuing operations	10,672	26,688
Income tax expense on continuing operations	$ 13,257	$ 27,838